Label	Element	Value
Schwab California Tax-Free Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SCHWAB INVESTMENTS
Schwab® Tax-Free Bond Fund
Schwab® California Tax-Free Bond Fund
Schwab® Opportunistic Municipal Bond Fund
(collectively, the funds)
Supplement dated February 27, 2024, to the funds’ currently effective Statutory Prospectus

This supplement provides new and additional information beyond that contained in the Statutory Prospectus and should be
read in conjunction with the Statutory Prospectus.
The following changes to the Statutory Prospectus are effective February 27, 2024.
2.
Schwab California Tax-Free Bond Fund

The first paragraph in the “Performance” section and the Average Annual Total Returns table, both on page 6 of the prospectus, are deleted and replaced in their entirety with the following:
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of three indices. The Bloomberg Municipal Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The Bloomberg California Municipal 3-15 Year Blend Index and the S&P California AMT-Free Municipal Bond Index are the fund’s additional indexes and are more representative of the fund’s investment universe than the regulatory index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Total Returns as of 12/31/22
	1 Year	5 Years	10 Years
Before taxes	(7.60)%	0.77%	1.66%
After taxes on distributions	(7.60)%	0.69%	1.53%
After taxes on distributions and sale of shares	(3.71)%	1.08%	1.77%
Comparative Indices (reflect no deduction for expenses or taxes)
Bloomberg Municipal Bond Index(1)	(8.53)%	1.25%	2.13%
Bloomberg California Municipal 3-15 Year Blend Index(2)	(6.26)%	—(3)	—(3)
S&P California AMT-Free Municipal Bond Index	(7.75)%	1.18%	2.25%

(1)
In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Bloomberg Municipal 3-15 Year Blend Index to the Bloomberg Municipal Bond Index.

(2)
The Bloomberg California Municipal 3-15 Year Blend Index was established effective January 1, 2020.

(3)
Information not available to the fund.

Risk/Return [Heading]	rr_RiskReturnHeading	Schwab California Tax-Free Bond Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
2.
Schwab California Tax-Free Bond Fund

The first paragraph in the “Performance” section and the Average Annual Total Returns table, both on page 6 of the prospectus, are deleted and replaced in their entirety with the following:
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of three indices. The Bloomberg Municipal Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The Bloomberg California Municipal 3-15 Year Blend Index and the S&P California AMT-Free Municipal Bond Index are the fund’s additional indexes and are more representative of the fund’s investment universe than the regulatory index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/schwabfunds_prospectus.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of three indices.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Bloomberg California Municipal 3-15 Year Blend Index and the S&P California AMT-Free Municipal Bond Index are the fund’s additional indexes and are more representative of the fund’s investment universe than the regulatory index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.schwabassetmanagement.com/schwabfunds_prospectus
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Bloomberg Municipal 3-15 Year Blend Index to the Bloomberg Municipal Bond Index.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflect no deduction for expenses or taxes)
Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/22
Schwab California Tax-Free Bond Fund | Bloomberg Municipal Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(8.53%)	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.25%	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.13%	[1]
Schwab California Tax-Free Bond Fund | Bloomberg Municipal 3-15 Year Blend Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.26%)	[2]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05		[2],[3]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10		[2],[3]
Schwab California Tax-Free Bond Fund | S&P California AMT-Free Municipal Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.75%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.18%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.25%
Schwab California Tax-Free Bond Fund | Schwab California Tax-Free Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.60%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.77%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.66%
Schwab California Tax-Free Bond Fund | Schwab California Tax-Free Bond Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.60%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.69%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.53%
Schwab California Tax-Free Bond Fund | Schwab California Tax-Free Bond Fund | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.71%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.08%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.77%

[1]	In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Bloomberg Municipal 3-15 Year Blend Index to the Bloomberg Municipal Bond Index.
[2]	The Bloomberg California Municipal 3-15 Year Blend Index was established effective January 1, 2020.
[3]	Information not available to the fund.